Share capital	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Share capital [Text Block]
20.	Share capital

Shares

Authorized

Unlimited number of common shares, without par value
Unlimited number of preferred shares, issuable in series

Issued and fully paid

157,797,193 common shares

Employee Share Purchase Plan

In October 2015, the Company established an employee share purchase plan. Under the terms of the plan, the Company contributes an amount equal to 60% of the eligible employee’s contribution towards the acquisition of common shares from treasury on a quarterly basis. A maximum of 1.0% of the issued and outstanding common shares are reserved for issuance under the current plan.

Issuances

Year ended December 31, 2017

On July 31, 2017, Osisko issued 30,906,594 common shares to Orion as part of the Transaction (Note 7). The shares were valued at $445.3 million, which represents the fair value of the shares on July 31, 2017 minus an illiquidity discount to take into account certain restrictions on the sales of the common shares by Orion, including a 12-month hold period and a broad distribution requirement.

Caisse and Fonds F.T.Q. also subscribed for $200.0 million and $75.0 million in common shares of Osisko, respectively, as part of a concurrent Private Placement to fund a portion of the cash consideration and support the Transaction (Note 7). A total of 18,887,363 common shares were issued at a price of $14.56 per share under the Private Placement. The Private Placement was subject to a 7% capital commitment payment payable partially in shares ( 2% representing 385,457 common shares) and in cash ( 5% representing $13.8 million). Additional fees of $190,000 ($139,000 net of income taxes) were incurred for the financing.

In November 2017, the non-controlling interests in Mines Coulon (Note 18) exercised their share exchange rights and converted their non-controlling interests into 772,810 common shares of Osisko. The number of common shares to be issued was based on 75% of the cost of their investment, being $12.0 million, and the fair market value of the Company’s common shares at the time of conversion.

Year ended December 31, 2016

On February 26, 2016, the Company closed a bought deal public offering (the “Shares Offering”) of 11,431,000 units of Osisko (“Units”), including the full exercise of the over-allotment option by the underwriters of the Shares Offering, at a price of $15.10 per Unit for aggregate gross proceeds of $172,608,000 (net proceeds of $164,543,000).

Each Unit was comprised of one common share of the Company and one-half of one common share purchase warrant (each whole common share purchase warrant being a “Warrant”) of the Company. Each whole Warrant entitles the holder thereof to purchase one common share of the Company at a price of $19.08 per common share, for a period of 36 months following the closing date.

The relative fair value of the common shares issued under the Shares Offering was evaluated at $159,325,000 and the relative fair value of the Warrants was evaluated at $13,283,000 using the Black-Scholes option pricing model and the following assumptions: dividend per share of 1.2%; expected life of 3 years, expected volatility of 42% and risk free interest rate of 0.50%. Transaction costs amounted to $8,066,000 ($5,896,000 net of income taxes) and were allocated to the common shares and Warrants based on their pro rata value. As a result, transaction costs of $7,445,000 ($5,442,000 net of income taxes) were allocated to the common shares and $621,000 ($454,000 net of income taxes) to the Warrants.

Normal Course Issuer Bid

In October 2016, the TSX approved the Company’s notice of intention to make a normal course issuer bid (the “2016 NCIB Program”). Under the terms of the 2016 NCIB Program, Osisko could acquire up to 5,330,217 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX. Repurchases under the 2016 NCIB Program were authorized until October 23, 2017. During the year ended December 31, 2016, the Company purchased for cancellation a total of 150,000 common shares under the NCIB Program for $1,823,000, which were paid in 2017.

In December 2017, Osisko renewed its normal course issuer bid (the “2017 NCIB Program”). Under the terms of the 2017 NCIB Program, Osisko may acquire up to 10,567,441 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX.

Repurchases under the 2017 NCIB Program will terminate on December 10, 2018 or on such earlier date as the 2017 NCIB Program is complete. Daily purchases will be limited to 95,695 common shares, other than block purchase exemptions, representing 25% of the average daily trading volume of the common shares on the TSX for the six month period ending November 30, 2017, being 382,781 common shares. As at December 31, 2017, no common shares were purchased for cancellation under the 2017 NCIB Program.

Dividends

The following table provides details on the dividends declared for the years ended December 31, 2016 and 2017:

					Dividend
	Dividend			Dividend	reinvestment
Declaration date	per share	Record date	Payment date	payable	plan (i)
	$			$

February 16, 2016	0.04	March 31, 2016	April 15, 2016	4,248,000	7,144,004
May 4, 2016	0.04	June 30, 2016	July 15, 2016	4,259,000	11,594,125
August 4, 2016	0.04	September 30, 2016	October 14, 2016	4,264,000	4,460,148
November 9, 2016	0.04	December 31, 2016	January 16, 2017	4,266,000	4,591,999

	0.16			17,037,000

March 15, 2017	0.04	March 31, 2017	April 17, 2017	4,264,000	8,024,301
May 4, 2017	0.04	June 30, 2017	July 17, 2017	4,270,000	13,498,789
August 3, 2017	0.05	September 30, 2017	October 16, 2017	7,850,000	5,683,585
November 7, 2017	0.05	December 29, 2017	January 15, 2018	7,890,000	6,863,864

	0.18			24,274,000

(i)	Number of common shares held by shareholders participating to the dividend reinvestment plan described below.

Dividend reinvestment plan

In 2015, the Company implemented a dividend reinvestment plan (“DRIP”). The DRIP allows Canadian shareholders and U.S. shareholders (commencing with the dividend paid on October 16, 2017) to reinvest their cash dividends into additional common shares either purchased on the open market through the facilities of the TSX or the NYSE, or issued directly from treasury by the Company, or acquired by a combination thereof. In the case of a treasury issuance, the price will be the weighted average price of the common shares on the TSX or the NYSE during the five (5) trading days immediately preceding the dividend payment date, less a discount, if any, of up to 5%, at the Company’s sole election.

As at December 31, 2017, the holders of 6,863,864 common shares had elected to participate in the DRIP, representing dividends payable of $343,000. During the year ended December 31, 2017, the Company issued 88,536 common shares under the DRIP, at a discount rate of 3% ( 83,533 common shares in 2016 at a discount rate of 3%). On January 15, 2018, 24,513 common shares were issued under the DRIP at a discount rate of 3%.

Capital management

The Company’s primary objective when managing capital is to maximize returns for its shareholders by growing its asset base, both organically through strategic investments in exploration, evaluation and development companies and through accretive acquisitions of high-quality royalties, streams and other similar interests, while ensuring capital protection. The Company defines capital as long-term debt and total equity, including the undrawn portion of the revolving credit facility. Capital is managed by the Company’s management and governed by the Board of Directors.

	December 31,	December 31,
	2017	2016
	$	$

Long-term debt	464,308	45,780
Total equity	1,894,405	1,214,304
Undrawn revolving credit facility (i)	201,969	150,000
	2,560,682	1,410,084

(i)	Excluding the potential additional available credit (accordion) of $100.0 million as at December 31, 2017 and $50.0 million as at December 31, 2016.

There were no changes in the Company’s approach to capital management during the year ended December 31, 2017, compared to the prior year. The Company is not subject to material externally imposed capital requirements and is in compliance with all its covenants under its revolving credit facility (Note 19) as at December 31, 2017.